Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail)	12 Months Ended
Dec. 31, 2019 SEK (kr) shares
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,388,000
Value at grant date of synthetic shares allocated	kr 6,371,968
Number of previously allocated synthetic shares outstanding | shares	209,156
Net change in value of synthetic shares	kr (1,595,205)
Committee fees	2,765,500
Total fees paid in cash	8,781,000
Total remuneration	kr 13,557,763
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	67,414
Board member [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,388,000
Value at grant date of synthetic shares allocated	kr 6,371,968
Number of previously allocated synthetic shares outstanding | shares	209,156
Net change in value of synthetic shares	kr (1,732,362)
Committee fees	2,765,500
Total fees paid in cash	8,781,000
Total remuneration	kr 13,420,606
Board member [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	67,414
Board member [member] | Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,075,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 2,037,473
Number of previously allocated synthetic shares outstanding | shares	30,969
Net change in value of synthetic shares	kr (649,755)
Committee fees	375,000
Total fees paid in cash	2,412,500
Total remuneration	kr 3,800,218
Board member [member] | Ronnie Leten [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	21,556
Board member [member] | Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 509,935
Number of previously allocated synthetic shares outstanding | shares	27,277
Net change in value of synthetic shares	kr (100,441)
Committee fees	175,000
Total fees paid in cash	685,000
Total remuneration	kr 1,094,494
Board member [member] | Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	5,395
Board member [member] | Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 764,950
Number of previously allocated synthetic shares outstanding | shares	36,699
Net change in value of synthetic shares	kr (160,079)
Committee fees	175,000
Total fees paid in cash	430,000
Total remuneration	kr 1,034,871
Board member [member] | Jacob Wallenberg [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	8,093
Board member [member] | Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 764,950
Number of previously allocated synthetic shares outstanding | shares	24,277
Net change in value of synthetic shares	kr (261,161)
Committee fees	200,000
Total fees paid in cash	455,000
Total remuneration	kr 958,789
Board member [member] | Jon Fredrik Baksaas [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	8,093
Board member [member] | Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 764,950
Number of previously allocated synthetic shares outstanding | shares	24,277
Net change in value of synthetic shares	kr (261,161)
Committee fees	425,000
Total fees paid in cash	680,000
Total remuneration	kr 1,183,789
Board member [member] | Jan Carlson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	8,093
Board member [member] | Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 254,920
Number of previously allocated synthetic shares outstanding | shares	10,604
Net change in value of synthetic shares	kr (61,051)
Committee fees	425,000
Total fees paid in cash	1,190,000
Total remuneration	kr 1,383,869
Board member [member] | Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	2,697
Board member [member] | Borje Ekholm [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding | shares	15,860
Net change in value of synthetic shares	kr 133,212
Total remuneration	133,212
Board member [member] | Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 254,920
Number of previously allocated synthetic shares outstanding | shares	8,091
Net change in value of synthetic shares	kr (87,036)
Committee fees	400,000
Total fees paid in cash	1,165,000
Total remuneration	kr 1,332,884
Board member [member] | Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	2,697
Board member [member] | Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 764,950
Number of previously allocated synthetic shares outstanding | shares	11,285
Net change in value of synthetic shares	kr (239,854)
Committee fees	350,000
Total fees paid in cash	605,000
Total remuneration	kr 1,130,096
Board member [member] | Kurt Jofs [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	8,093
Board member [member] | Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 254,920
Number of previously allocated synthetic shares outstanding | shares	19,817
Net change in value of synthetic shares	kr (45,036)
Committee fees	200,000
Total fees paid in cash	965,000
Total remuneration	kr 1,174,884
Board member [member] | Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	2,697
Board member [member] | Torbjrn Nyman [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 25,500
Committee fees	15,000
Total fees paid in cash	40,500
Total remuneration	40,500
Board member [member] | Kjell-Ake Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Committee fees	15,000
Total fees paid in cash	40,500
Total remuneration	40,500
Board member [member] | Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Committee fees	10,500
Total fees paid in cash	36,000
Total remuneration	36,000
Board member [member] | Per Holmberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Total fees paid in cash	25,500
Total remuneration	25,500
Board member [member] | Anders Ripa [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Total fees paid in cash	25,500
Total remuneration	25,500
Board member [member] | Loredana Roslund [member] | Deputy employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Total fees paid in cash	25,500
Total remuneration	kr 25,500